Real Estate Fund Average Annual Total Returns - Class A and Class C [Member]	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	14.01%	13.10%
MSCI U.S. REIT Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.75%	4.31%		5.66%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	3.92%	0.81%		2.68%
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.52%	(0.70%)		1.41%
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.33%	(0.06%)		1.48%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	0.66%	0.44%		2.88%